Auditor's remuneration	12 Months Ended
Dec. 31, 2023
Auditor's remuneration
Auditor's remuneration

35. Auditor’s remuneration

BDO Bedrijfsrevisoren BV (BDO) was appointed as statutory auditor by the Shareholders’ Meeting held on April 25, 2023, for a term of three years expiring immediately after the Annual Shareholders’ meeting to be held in 2026 which will have decided upon the annual accounts for the financial year to be ended on December 31, 2025.

Deloitte Bedrijfsrevisoren BV (Deloitte) ceased to be our statutory auditor as of the date of the Annual Shareholders’ Meeting held on April 25, 2023.

Our principal accountants billed the following fees to us for professional services rendered in 2023 (BDO) and 2022 (Deloitte).

The statutory auditor’s fees for carrying out its mandate at group level amounted to €1,124.0 thousand in 2023 (2022: €1,127.1 thousand). The 2023 audit fee was €191.3 thousand higher compared to the fee that was approved by the Shareholders’ Meeting held on April 25, 2023 due to exceptional audit activities and special assignments performed by the statutory auditor. Audit-related fees, which generally the auditor provides, amounted to €20.2 thousand in 2023 (2022: €26.9 thousand). Other fees related to non-audit services executed by the statutory auditor amounted to €6.6 thousand in 2023 (2022: €nil) and related to ESG reporting. Other fees related to non-audit services executed by persons related to the statutory auditor amounted to €nil in 2023 (2022: €429.5 thousand and related to advisory services in relation to IT and quality management). Tax fees amounted to €68.0 thousand in 2023 (2022: €nil) and related to tax assistance relating to personal payroll taxes related to prior year filings. The Audit Committee and the Board of Directors are of the opinion that these non-audit services do not affect the independence of the statutory auditor in the performance of his audit. The abovementioned additional fees were fully approved by the Audit Committee in accordance with article 3:64 of the Belgian Code of Companies and Associations.